Reverse Takeover Transaction and 583885 B.C. Ltd. (Narrative) (Details)	1 Months Ended	12 Months Ended
	Dec. 22, 2010 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
583885 B.C. Ltd. [Member]
Statements Line Items
Increase in number of shares outstanding, reverse acquisition	440,000
Shares deposited with an escrow agent	340,000
Share price | $	$ 5.00
Common Stock [Member]
Statements Line Items
Common shares held in escrow, released				170,000
Shares released from escrow (shares)				60,000
Shares released from escrow | $				$ 341,000
Incremental fair value granted, modified share-based payment arrangements | $		$ 3.10
Common shares not subject to escrow provisions, fully vested		100,000